Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Charges Net Abstract
Deferred charges, beginning balance	$ 779	$ 740	$ 285
Additions	1,068	435	588
Amortization	(253)	(240)	(133)
Transfer to vessel held-for-sale		(156)
Deferred charges, ending balance	$ 1,594	$ 779	$ 740